Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2022
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Summary of Derivative Financial Instruments Analysed by Year of Maturity and Accounting Designation
The fair values of derivative financial instruments are analysed by year of maturity and by accounting designation as follows:

	Fair value hedges	Cash flow hedges	Net investment hedges	Not designated as hedges	Total
	$m	$m	$m	$m	$m
At 31 December 2022
Derivative assets
Within one year - current assets	6	17	15	1	39

Between one and two years	-	3	-	-	3
Non-current assets	-	3	-	-	3

Total derivative assets	6	20	15	1	42

Derivative liabilities
Within one year - current liabilities	-	(43)	(8)	-	(51)

Between two and three years	(47)	-	-	-	(47)
After five years	(30)	-	-	-	(30)
Non-current liabilities	(77)	-	-	-	(77)

Total derivative liabilities	(77)	(43)	(8)	-	(128)

Net (liability)/asset arising on derivative financial instruments	(71)	(23)	7	1	(86)
The equivalent disclosure for the prior year is as follows:
At 31 December 2021
Derivative assets
Within one year - current assets	-	36	1	2	39

Between one and two years	20	1	-	-	21
Between three and four years	32	-	-	-	32
After five years	44	-	-	-	44
Non-current assets	96	1	-	-	97

Total derivative assets	96	37	1	2	136
Derivative liabilities
Within one year - current liabilities	-	(2)	(10)	(2)	(14)

Total derivative liabilities	-	(2)	(10)	(2)	(14)

Net asset/(liability) arising on derivative financial instruments	96	35	(9)	-	122

Summary of Loss/Profit Arising on Fair Value, Cash Flow, Net Investment Hedges and Related Hedged Items Reflected in Income Statement
The profit/(loss) arising on fair value hedges, cash flow hedges, and related hedged items reflected in the Consolidated Income Statement is shown below:

	2022	2021	2020
	$m	$m	$m
Fair value hedges and related hedged items
Movement in cumulative fair value of the hedge adjustment of hedge instruments	(154)	(85)	97
Movement in cumulative fair value of the hedge adjustment of hedged items	156	87	(83)
Components of other comprehensive income - cash flow hedges
Fair value gain/(loss) arising on hedging instruments:
- commodity forwards	61	34	(2)
- currency forwards	5	-	9
Total	66	34	7

	2022	2021
Fair value hierarchy	Level 2	Level 2
	$m	$m
Assets measured at fair value
Fair value hedges - interest rate swaps	6	96
Cash flow hedges - currency forwards, currency swaps, commodity forwards and commodity swaps	20	37
Net investment hedges - currency forwards and currency swaps	15	1
Not designated as hedges (classified as held for trading) - currency forwards and currency swaps	1	2
Total	42	136
Liabilities measured at fair value
Fair value hedges - interest rate swaps	(77)	-
Cash flow hedges - currency forwards, currency swaps, commodity forwards and commodity swaps	(43)	(2)
Net investment hedges - currency forwards and currency swaps	(8)	(10)
Not designated as hedges (classified as held for trading) - currency forwards and currency swaps	-	(2)
Total	(128)	(14)
At 31 December 2022 and 2021 there were no derivatives valued using Level 1 or Level 3 fair value techniques.